GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL
GOODWILL

NOTE 8 – GOODWILL

	As of December 31,
	2024	2023
Argentina	4,084,213	4,078,210
Abroad	29,322	22,472
	4,113,535	4,100,682

Movements in Goodwill are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	4,100,682	4,092,046
Increases	28,007	505
Currency translation adjustments	(15,154)	8,131
At the end of the year	4,113,535	4,100,682